Fair Value	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Hoya Intermediate, LLC
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value
10. F
AIR
V
ALUE
Recurring
Our financial assets and liabilities are valued using market prices on both active markets (Level 1), less active markets (Level 2) and little or no market activity (Level 3). Level 1 instrument valuations are obtained from unadjusted quoted prices for identical assets or liabilities in active markets. Level 2 instrument valuations are obtained from readily available pricing sources for comparable instruments, identical instruments in less active markets, or models using other inputs that are directly or indirectly observable in the marketplace. Level 3 instrument valuations typically reflect management’s estimate of assumptions and are derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable. We did not have any transfers of financial instruments between valuation levels during the three and nine months ended September 30, 2020 or 2021.
Cash and cash equivalents include all cash balances and highly liquid investments purchased with maturities of three months or less. The Company’s cash and cash equivalents consist primarily of domestic bank accounts, interest-bearing deposit accounts, and money market accounts managed by third-party financial institutions. Cash and cash equivalents are valued by the Company based on quoted prices in an active market, which represent a Level 1 measurement within the fair value hierarchy.
The fair value for our derivative instruments is based upon inputs corroborated by observable market data with similar tenors, which are considered Level 2 inputs. Refer to Note 9,
Financial Instruments,
for further details on our derivative instruments.
The Company’s June 2017 First Lien Loan is held by third-party financial institutions and is carried at the outstanding principal balance, less debt issuance costs and any unamortized discount or premium. The fair value was estimated using quoted prices that are directly observable in the marketplace, therefore, the fair value is estimated on a Level 2 basis. At December 31, 2020, the June 2017 First Lien Loan had a fair value of $583,145 thousand as compared to the carrying amount of $609,080 thousand. At September 30, 2021, the June 2017 First Lien Loan had a fair value of $610,266 thousand as compared to the carrying amount of $606,204 thousand. We made a partial payment of $148,200 thousand on this loan in connection with, and using the proceeds from, the business combination. Refer to Note 14,
Subsequent Events
, for further information.
The Company’s May 2020 First Lien Loan is not

traded and is carried at the outstanding principal balance, less debt issuance costs and any unamortized discount or premium. The fair value was estimated by discounting the future cash flows using current interest rates at which similar borrowings with similar maturities would be made to borrowers with similar credit ratings.
The fair value was estimated assuming prepayment of the loan upon the loan’s third anniversary and is estimated on a Level 3 basis, as provided by ASC Topic 820,
Fair Value Measurement
. At December 31, 2020, the May 2020 First Lien Loan had a fair value of $319,850 thousand as compared to the carrying amount of $268,235 thousand. At September 30, 2021, the May 2020 First Lien Loan had a fair value of $324,193 thousand as compared to the carrying amount of $298,063 thousand. We repaid this loan in full in connection with, and using the proceeds from, the business combination. Refer to Note 14,
Subsequent Events
, for further information.
Other financial instruments, including accounts receivable and accounts payable, are carried at cost, which approximates their fair value because of the short-term nature of these instruments.
Nonrecurring
Our
non-financial
assets, such as goodwill, intangible assets, and long-lived assets are measured at fair value on a nonrecurring basis, utilizing Level 3 inputs. The following table presents quantitative information about the significant unobservable inputs applied to these Level 3 fair value measurements:

Significant Unobservable Inputs	Range (Weighted Average)
Discount rate	12.5% - 13.5% (13.0%)
Long-term growth rate	2.5% - 3.5% (3.0%)
The following table presents the sensitivities to changes in the significant unobservable inputs above (in thousands):

	Goodwill	Trademark
50 basis point increase in discount rate	$(37,680)	$(3,935)
50 basis point decrease in long-term growth rate	(21,344)	(2,298)
Refer to Note 8,
Impairmen
ts
, of the consolidated financial statements and the related notes thereto as of and for the year ended December 31, 2020 for disclosure of the Company’s fair value methodologies applied to goodwill, intangible assets, and long-lived assets.

12. F
AIR
V
ALUE
Recurring
Our financial assets and liabilities are valued using market prices on both active markets (Level 1), less active markets (Level 2) and little or no market activity (Level 3). Level 1 instrument valuations are obtained from unadjusted quoted prices for identical assets or liabilities in active markets. Level 2 instrument valuations are obtained from readily available pricing sources for comparable instruments, identical instruments in less active markets, or models using other inputs that are directly or indirectly observable in the marketplace. Level 3 instrument valuations typically reflect management’s estimate of assumptions and are derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable. We did not have any transfers of financial instruments between valuation levels during 2019 or 2020.
Cash and cash equivalents include all cash balances and highly liquid investments purchased with maturities of three months or less. The Company’s cash and cash equivalents consist primarily of domestic bank accounts, interest-bearing deposit accounts, and money market accounts managed by third-party financial institutions. Cash and cash equivalents are valued by the Company based on quoted prices in an active market, which represent a Level 1 measurement within the fair value hierarchy.
The fair value for our derivative instruments is based upon inputs corroborated by observable market data with similar tenors, which are considered Level 2 inputs. At December 31, 2019, interest rate swaps had a fair value of ($887) thousand. The interest rate cap had a fair value of zero at December 31, 2019 and 2020. Refer to Note 11,
Financial Instruments
, for further details on our derivative instruments.
The Company’s June 2017 First Lien Loan is held by a third-party financial institution and is carried at the outstanding principal balance, less debt issuance costs and any unamortized discount or premium. The fair value was estimated using quoted prices that are directly observable in the marketplace, therefore, the fair value is estimated on a Level 2 basis. As of December 31, 2019, the June 2017 First Lien Loan had a fair value of $620,673 thousand as compared to the carrying amount of $612,445 thousand. As of December 31, 2020, the June 2017 First Lien Loan had a fair value of $583,145 thousand as compared to the carrying amount of $609,080 thousand.
The Company’s May 2020 First Lien Loan is not publicly traded and is carried at the outstanding principal balance, less debt issuance costs and any unamortized discount or premium. The fair value was estimated by discounting the future cash flows using current interest rates at which similar borrowings with similar maturities would be made to borrowers with similar credit ratings. The fair value was estimated assuming a prepayment of the loan upon the loan’s third anniversary and is estimated on a Level 3 basis, as provided by ASC 820. As of December 31, 2020, the May 2020 First Lien Loan had a fair value of $319,850 thousand as compared to the carrying amount of $268,235 thousand.
Refer to Note 13,
Debt
, for key terms of the June 2017 First Lien Loan and the May 2020 First Lien Loan.
Other financial instruments, including accounts receivable and accounts payable, are carried at cost, which approximates their fair value because of the short-term nature of these instruments.
Nonrecurring
Our
non-financial
assets, such as goodwill, intangible assets, and long-lived assets are measured at fair value on a nonrecurring basis, utilizing Level 3 inputs. The following table presents quantitative information about the significant unobservable inputs applied to these Level 3 fair value measurements:

Significant Unobservable Inputs	Range (Weighted Average)
Discount rate	12.5% - 13.5% (13.0%)
Long-term growth rate	2.5% - 3.5% (3.0%)
The following table presents the sensitivities to changes in the significant unobservable inputs above (in thousands):

	Goodwill	Trademark
50 basis point increase in discount rate	$(37,680)	$(3,935)
50 basis point decrease in long-term growth rate	(21,344)	(2,298)
Refer to Note 8,
Impairments
, for disclosure of the Company’s fair value methodologies for goodwill, intangibles assets, and long-lived assets.